Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - IFRS 16 [Member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 369,620.3	$ 192,739.2	$ 200,458.3
Financing Cash Flow	396,255.2	172,143.7	(6,269.7)
Non-cash changes Foreign Exchange Movement	(12,506.7)	(3,228.8)	(2,110.0)
Non-cash changes Lease modifications	2,619.4	7,742.2	419.7
Non-cash changes Other Changes	(179.8)	224.0	240.9
Ending Balance	755,808.4	369,620.3	192,739.2
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	88,559.0	118,522.3	88,754.7
Financing Cash Flow	35,668.4	(31,571.6)	31,804.3
Non-cash changes Foreign Exchange Movement	(8,777.5)	1,608.3	(2,036.7)
Non-cash changes Other Changes	(528.6)
Ending Balance	114,921.3	88,559.0	118,522.3
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	22,388.6	17,316.9	19,903.6
Financing Cash Flow	(2,178.3)	(2,819.7)	(3,174.0)
Non-cash changes Foreign Exchange Movement	(82.3)	(78.5)	(73.3)
Non-cash changes Lease modifications	2,619.4	7,742.2	419.7
Non-cash changes Other Changes	193.3	227.7	240.9
Ending Balance	22,940.7	22,388.6	17,316.9
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	256,705.1	56,900.0	91,800.0
Financing Cash Flow	361,255.1	204,535.0	(34,900.0)
Non-cash changes Foreign Exchange Movement	(3,646.9)	(4,758.6)
Non-cash changes Other Changes	157.3	28.7
Ending Balance	614,470.6	256,705.1	$ 56,900.0
Long-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,967.6
Financing Cash Flow	1,510.0	2,000.0
Non-cash changes Other Changes	(1.8)	(32.4)
Ending Balance	$ 3,475.8	$ 1,967.6